UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21113
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                      Touchstone Institutional Funds Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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               (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
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Date of fiscal year end:     12/31
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Date of reporting period:   03/31/11
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      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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TOUCHSTONE INSTITUTIONAL FUNDS TRUST - PORTFOLIO OF INVESTMENTS
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TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND - MARCH 31, 2011 (UNAUDITED)
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                                                                    MARKET
COMMON STOCKS -- 99.2%                             SHARES           VALUE
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INFORMATION TECHNOLOGY -- 37.1%
Apple, Inc.*                                         251,500    $    87,635,175
ASML Holding NV*+                                    704,100         31,332,450
Cree, Inc.*+                                         550,600         25,415,696
F5 Networks, Inc.*                                   392,660         40,275,136
Google, Inc. - Class A*                              108,400         63,545,164
OpenTable, Inc.*                                      54,997          5,848,931
QUALCOMM, Inc.                                     1,563,400         85,721,222
Salesforce.com, Inc.*                                727,500         97,179,450
Visa, Inc. - Class A                               1,089,900         80,238,438
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                                                                    517,191,662
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CONSUMER DISCRETIONARY -- 19.1%
Amazon.com, Inc.*                                    567,900        102,295,827
Las Vegas Sands Corp.*                               804,626         33,971,310
Netflix, Inc.*+                                      136,100         32,300,613
NIKE, Inc. - Class B                                 491,600         37,214,120
Priceline.com, Inc.*                                  39,000         19,751,160
Starbucks Corp.                                    1,112,500         41,106,875
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                                                                    266,639,905
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HEALTH CARE -- 17.2%
Alexion Pharmaceuticals, Inc.*                       386,700         38,159,556
Allergan, Inc.                                       737,900         52,405,658
Illumina, Inc.*+                                     833,300         58,389,331
Intuitive Surgical, Inc.*                            161,300         53,787,098
Varian Medical Systems, Inc.*                        548,900         37,127,596
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                                                                    239,869,239
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ENERGY -- 13.9%
FMC Technologies, Inc.*+                             465,654         43,994,990
National-Oilwell Varco, Inc.                         760,440         60,280,079
Schlumberger Ltd.                                    680,700         63,482,082
Southwestern Energy Co.*                             614,800         26,417,956
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                                                                    194,175,107
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FINANCIALS -- 6.0%
Charles Schwab Corp. (The)                         2,276,100         41,038,083
IntercontinentalExchange, Inc.*                      338,602         41,830,891
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                                                                     82,868,974
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INDUSTRIALS -- 4.1%
CH Robinson Worldwide, Inc.                          335,600         24,878,028
W.W. Grainger, Inc.                                  233,200         32,106,976
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                                                                     56,985,004
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MATERIALS -- 1.8%
Praxair, Inc.                                        248,900         25,288,240
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TOTAL COMMON STOCKS                                             $ 1,383,018,131
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INVESTMENT FUNDS --11.1%
Invesco Liquid Assets Portfolio**                141,827,569        141,827,569
Touchstone Institutional Money Market Fund^      13,379,438         13,379,438
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TOTAL INVESTMENT FUNDS                                          $   155,207,007
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TOTAL INVESTMENT SECURITIES -- 110.3%                           $ 1,538,225,138
(Cost $1,138,428,372)

LIABILITIES IN EXCESS OF OTHER
ASSETS -- (10.3%)                                                 (143,405,470)
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NET ASSETS -- 100.0%                                            $ 1,394,819,668
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $138,771,102.
**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                      LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------
Common Stocks                $ 1,383,018,131   $            --   $            --   $ 1,383,018,131
Investment  Funds                155,207,007                --                --       155,207,007
--------------------------------------------------------------------------------------------------
                                                                                   $ 1,538,225,138

See accompanying Notes to Portfolio of Investments.

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TOUCHSTONE INSTITUTIONAL FUNDS TRUST - NOTES TO PORTFOLIO OF INVESTMENTS
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MARCH 31, 2011 (UNAUDITED)
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SECURITY VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Fund invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted Financial Accounting Standards Board ("FASB") ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2011, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by industry concentration. The Fund did not hold any Level 3 categorized securities as of March 31, 2011.

PORTFOLIO SECURITIES LOANED -- The Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund's custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Fund's custodian into an approved investment vehicle.

As of March 31, 2011, the Sands Capital Institutional Growth Fund had loaned common stocks having a fair value of approximately $138,771,102 and had received collateral valued at $141,827,569 for the loan.

All collateral received as cash is received, held and administered by the Fund' custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

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TOUCHSTONE INSTITUTIONAL FUNDS TRUST - NOTES TO PORTFOLIO OF INVESTMENTS
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MARCH 31, 2011 (UNAUDITED)
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Participating in securities lending, the Fund receives compensation in the form of fees, or retains a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income from securities is recognized on the ex-dividend date net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable.

FEDERAL TAX INFORMATION -- As of March 31, 2011, the Fund had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                              GROSS               GROSS
                                       FEDERAL TAX         UNREALIZED           UNREALIZED        NET UNREALIZED
                                          COST            APPRECIATION         DEPRECIATION        APPRECIATION
------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional
Growth Fund                        $ 1,157,723,241    $  391,450,201      $   (10,948,304)    $  380,501,897

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Institutional Funds Trust


By:     /s/ Jill T. McGruder
        -------------------------
Name:   Jill T. McGruder
Title:  President

Date:   May 19, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Terrie A. Wiedenheft
        -------------------------
Name:   Terrie A. Wiedenheft
Title:  Treasurer & Controller

Date:   May 19, 2011